Other Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Financial Liabilities [Abstract]
Trade payables	€ 1,559	€ 1,230	€ 1,264
Clearing houses	767	676	708
Tax collection accounts: Public Institutions	3,212	2,790	2,489
Factoring accounts payable	290	180	194
Unsettled financial transactions	6,375	7,418	5,584
Other financial liabilities	16,225	14,222	10,638
Other financial liabilities, total	€ 28,428	€ 26,516	€ 20,877